SCHEDULE OF RESTATEMENT ITEMS ON CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment	$ 2,497
Other asset	99,338
Total assets	2,528,826	1,955,607
Accounts payable and accrued expenses	1,783,015	1,299,866
Accrued expenses – related party	338,000	50,000
Current portion of convertible notes, net of debt discount	1,178,964	222,493
Total current liabilities	3,299,979	1,921,438
Total liabilities	3,430,126	2,354,016
Common stock	27,041,236	17,328,406
Accumulated deficit	(29,966,387)	(19,729,562)
Total Ehave, Inc. stockholders’ deficit	347,235	(398,409)
Non-controlling interest	(1,248,535)
Total stockholders’ deficit	(901,300)	(398,409)	$ (2,230,775)
Total liabilities and stockholders’ deficit	2,528,826	1,955,607
General and administrative	9,088,841	3,921,536
Total operating expenses	9,088,841	3,921,536
Operating loss	(9,088,841)	(3,921,536)
Interest expense	(75,173)	(141,361)
Amortization expense	(2,364,334)	(804,356)
Net loss from continuing operations	(11,481,906)	(3,514,736)
Net loss	(11,481,906)	(3,514,736)
Loss attributable to the noncontrolling interest	1,245,081
Net loss attributable to Ehave, Inc. stockholders	(10,236,825)	(3,514,736)
Comprehensive loss	$ (11,495,093)	$ (3,528,589)
Basic net loss per share attributable to Ehave Inc stockholders	$ (0.07)	$ (0.11)
Diluted net loss per share attributable to Ehave Inc stockholders	$ (0.07)	$ (0.11)
Previously Reported [Member]
Property and equipment	$ 82,185
Other asset
Total assets	2,509,176
Accounts payable and accrued expenses	1,834,742
Accrued expenses – related party
Current portion of convertible notes, net of debt discount	1,067,199
Total current liabilities	2,901,941
Total liabilities	3,032,088
Common stock	24,631,466
Accumulated deficit	(26,316,815)
Total Ehave, Inc. stockholders’ deficit	1,587,037
Non-controlling interest	(2,109,949)
Total stockholders’ deficit	(522,912)
Total liabilities and stockholders’ deficit	2,509,176
General and administrative	6,681,261
Total operating expenses	6,681,261
Operating loss	(6,681,261)
Interest expense	(70,953)
Amortization expense	(1,941,054)
Net loss from continuing operations	(8,693,748)
Net loss	(8,693,748)
Loss attributable to the noncontrolling interest	2,106,495
Net loss attributable to Ehave, Inc. stockholders	(6,587,253)
Comprehensive loss	$ (8,706,935)
Basic net loss per share attributable to Ehave Inc stockholders	$ (0.05)
Diluted net loss per share attributable to Ehave Inc stockholders	$ (0.05)
Revision of Prior Period, Reclassification, Adjustment [Member]
Property and equipment	$ (79,688)
Other asset	99,338
Total assets	19,650
Accounts payable and accrued expenses	(51,727)
Accrued expenses – related party	338,000
Current portion of convertible notes, net of debt discount	111,765
Total current liabilities	398,038
Total liabilities	398,038
Common stock	2,409,770
Accumulated deficit	(3,649,572)
Total Ehave, Inc. stockholders’ deficit	(1,239,802)
Non-controlling interest	861,414
Total stockholders’ deficit	(378,388)
Total liabilities and stockholders’ deficit	19,650
General and administrative	2,407,580
Total operating expenses	2,407,580
Operating loss	(2,407,580)
Interest expense	(4,220)
Amortization expense	(423,280)
Net loss from continuing operations	(2,788,158)
Net loss	(2,788,158)
Loss attributable to the noncontrolling interest	(861,414)
Net loss attributable to Ehave, Inc. stockholders	(3,649,573)
Comprehensive loss	$ (2,788,158)
Basic net loss per share attributable to Ehave Inc stockholders	$ (0.02)
Diluted net loss per share attributable to Ehave Inc stockholders	$ (0.02)